Intangible Asset (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Intangible Asset (Textual)
Amortization expense	$ 886		$ 256	$ 322
Finite-Lived Intangible Assets [Member]
Intangible Asset (Textual)
Intangible assets estimated useful lives		51 months